Investment Objectives and Goals - Monarch Blue Chips Elite Index ETF	Jun. 02, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Monarch Blue Chips Elite Index ETF (formerly, “Monarch Blue Chips Core Index ETF”)
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Monarch Blue Chips Elite Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Blue Chips Elite Index (the “Index”).